Offerings	Feb. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Amount Registered | shares	2,012,500
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 12,075,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,667.56
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 7,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,035.75
Offering Note	(1) In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional shares that may be issuable to prevent dilution resulting from share splits, share dividends or similar transactions. (2) Based on an estimate of the offering price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the amount of the registration fee in accordance with Rules 457(o) under the Securities Act. (3) Includes the additional shares that the underwriters have the option to purchase to cover over-allotments, if any. (4) This Registration Statement also covers the offering of up to 1,250,000 Class A Ordinary Shares by the selling shareholders named in the prospectus.